Nature of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business	Nature of Business Context Therapeutics Inc. (the “Company”) is a clinical-stage biopharmaceutical company dedicated to improving the lives of women living with cancer. The Company was organized in April 2015 under the laws of the State of Delaware. The Company’s operations are located in Philadelphia, Pennsylvania. In April 2021, the Company completed a reverse triangular merger, which resulted in Context Therapeutics Inc. becoming the sole holder of 100% of the membership interests in Context Therapeutics LLC. In connection with the merger, all common units, preferred units, options, warrants or other rights to purchase common or preferred units of Context Therapeutics LLC converted into common stock, preferred stock, options, warrants or other rights to purchase common or preferred stock of Context Therapeutics Inc. As this was a transaction between entities under common control, the carryover basis of accounting was used to record the assets, liabilities and equity of Context Therapeutics LLC. Further, as a common control transaction, the consolidated financial statements of the Company reflect the merger transaction as if it had occurred as of the earliest period presented herein.